DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 11:-	DERIVATIVE INSTRUMENTS

As of June 30, 2014 and December 31, 2013, there was no deferred gain associated with cash flow hedges recorded in other comprehensive income.

The Group entered into forward contracts to hedge the fair value of assets denominated in New Israeli Shekels that did not meet the requirement for hedge accounting. The Group measured the fair value of the contracts in accordance with ASC No. 820 at level 2. The net gain (loss) recognized in "financial and other expenses, net" during the six months ended June 30, 2014 and 2013 was $  165 (unaudited) and $ (58) (unaudited), respectively.

As of June 30, 2014 and December 31, 2013, the Group did not hold any outstanding foreign exchange forward or option collar (cylinder).

The effect of derivative instruments in cash flow hedging relationship on income for the six months ended June 30, 2013 is $ 934 (unaudited) gain recognized in OCI and $ 891 (unaudited) gain recognized in income as a decrease to operating expenses (effective portion).